UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8041 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.41%
Banks - 3.20%
JPMorgan Chase & Co.	14,500	$2,021,300
Wells Fargo & Co.	32,500	1,748,500
		3,769,800
Capital Goods - 5.93%
Honeywell International, Inc.	15,000	2,655,000
Lockheed Martin Corp.	7,600	2,959,288
Woodward, Inc.	11,500	1,362,060
		6,976,348
Diversified Financials - 4.81%
American Express Co.	23,000	2,863,270
Discover Financial Services	33,000	2,799,060
		5,662,330
Energy - 3.34%
Enbridge, Inc. (b)	54,000	2,147,580
Phillips 66	16,000	1,782,560
		3,930,140
Food, Beverage & Tobacco - 1.05%
Constellation Brands, Inc. - Class A	6,500	1,233,375
Health Care Equipment & Services - 3.45%
Guardant Health, Inc. (a)	11,000	859,540
Intuitive Surgical, Inc. (a)	3,500	2,069,025
Stryker Corp.	5,400	1,133,676
		4,062,241
Media & Entertainment - 4.41%
Alphabet, Inc. - Class A (a)	1,750	2,343,933
Alphabet, Inc. - Class C (a)	400	534,808
Walt Disney Co.	16,000	2,314,080
		5,192,821
Pharmaceuticals, Biotechnology & Life Sciences - 3.47%
Ardelyx, Inc. (a)	82,500	619,163
Canopy Growth Corp. (a)(b)	20,000	421,800
Exact Sciences Corp. (a)	21,000	1,942,080
Portola Pharmaceuticals, Inc. (a)	46,000	1,098,480
		4,081,523
Retailing - 6.80%
Alibaba Group Holding Ltd. - ADR (a)(b)	13,500	2,863,350
Amazon.com, Inc. (a)	1,500	2,771,760
Booking Holdings, Inc. (a)	1,150	2,361,789
		7,996,899

Semiconductors & Semiconductor Equipment - 2.05%
Microchip Technology, Inc.	23,000	2,408,560
Software & Services - 26.90%
Adobe, Inc. (a)	6,900	2,275,689
ANSYS, Inc. (a)	1,000	257,410
Autodesk, Inc. (a)	14,000	2,568,440
Dassault Systemes SE - ADR (b)	13,000	2,138,630
Fiserv, Inc. (a)	23,000	2,659,490
FleetCor Technologies, Inc. (a)	7,000	2,014,040
Mastercard, Inc. - Class A	11,400	3,403,926
Microsoft Corp.	20,000	3,154,000
PayPal Holdings, Inc. (a)	25,000	2,704,250
Salesforce.com, Inc. (a)	10,000	1,626,400
Tyler Technologies, Inc. (a)	7,550	2,265,151
Visa, Inc. - Class A	20,000	3,758,000
WEX, Inc. (a)	13,500	2,827,710
		31,653,136
TOTAL COMMON STOCKS (Cost $56,194,305)		76,967,173

CORPORATE BONDS - 31.71%	Principal Amount
Air Freight & Logistics - 0.86%
United Parcel Service, Inc.
3.13%, 01/15/2021	$1,000,000	1,012,164
Auto Componets - 0.43%
Toyota Industries Corp. (b)
3.11%, 03/12/2022	500,000	509,333
Banks - 9.37%
Bank of America Corp.
3.13%, (3 Month LIBOR USB +1.16%), 01/20/2023 (c)	1,000,000	1,014,916
BAC Capital Trust XIII
4.00%, (3 Month LIBOR USB +0.40%), 12/29/2049 (c)	1,200,000	1,081,824
Bank of the Ozarks, Inc.
5.50%, (3 Month LIBOR USB +4.43%), 07/01/2026 (c)	1,305,000	1,338,055
Citigroup, Inc.
3.00%, (3 Month LIBOR USB +1.10%), 05/17/2024 (c)	1,500,000	1,520,652
3.29%, (3 Month LIBOR USB +1.35%), 04/25/2024 (c)	500,000	503,579
Home BancShares, Inc.
5.63%, (3 Month LIBOR USB +3.58%), 04/15/2027 (c)	2,045,000	2,117,315
JPMorgan Chase & Co.
6.75%, (3 Month LIBOR USB +3.78%), 01/29/2050 (c)	2,000,000	2,259,930
Pinnacle Financial Partners, Inc.
4.13%, (3 Month LIBOR USB +2.78%), 09/15/2029 (c)	500,000	511,476
Wells Fargo & Co.
5.66%, (3 Month LIBOR USB +3.77%), 03/29/2049 (c)(d)	671,000	680,226
		11,027,973

Capital Goods - 4.68%
Boeing Co.
4.88%, 02/15/2020	686,000	687,830
Carlisle Cos. Inc.
3.50%, 12/01/2024	500,000	519,726
5.13%, 12/15/2020	250,000	256,035
General Electric Co.
2.89%, (3 Month LIBOR USB +1.00%), 03/15/2023 (c)	1,000,000	1,004,203
Lockheed Martin Corp.
2.50%, 11/23/2020	1,772,000	1,781,669
Owens Corning
4.20%, 12/15/2022	1,200,000	1,258,595
		5,508,058
Diversified Financials - 1.91%
Goldman Sachs Group Inc.
3.60%, (3 Month LIBOR USB +1.70%), 04/05/2026 (c)	1,000,000	1,021,021
2.60%, 04/23/2020	1,223,000	1,224,650
		2,245,671
Food, Beverage & Tobacco - 1.06%
The Coca-Cola Co.
2.20%, 05/25/2022	820,000	828,803
PepsiCo. Inc.
2.43%, (3 Month LIBOR USB +0.53%), 10/06/2021 (c)	410,000	413,005
		1,241,808
Health Care Equipment & Services - 0.62%
CVS Pass-Through Trust
6.94%, 01/10/2030	212,017	248,525
Owens & Minor, Inc.
3.88%, 09/15/2021	500,000	482,700
		731,225
Insurance - 1.38%
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,000,000	1,077,049
Old Republic International Corp.
4.88%, 10/01/2024	500,000	548,663
		1,625,712
Pharmaceuticals, Biotechnology & Life Sciences - 3.46%
Amgen, Inc.
3.63%, 05/15/2022	1,250,000	1,292,154
Bio-Rad Laboratories, Inc.
4.88%, 12/15/2020	1,250,000	1,281,206
Zoetis, Inc.
3.45%, 11/13/2020	1,475,000	1,491,098
		4,064,458
Retailing - 0.77%
Amazon.com, Inc.
1.90%, 08/21/2020	900,000	900,924
Semiconductors & Semiconductor Equipment - 1.02%
Intel Corp.
1.70%, 05/19/2021	1,200,000	1,199,592

Technology Hardware & Equipment - 2.67%
Apple, Inc.
2.25%, 02/23/2021	400,000	402,466
FLIR Systems, Inc.
3.13%, 06/15/2021	1,405,000	1,416,745
Motorola Solutions, Inc.
4.00%, 09/01/2024	1,250,000	1,327,316
		3,146,527
Transportation - 2.30%
Burlington Northern Santa Fe LLC
4.10%, 06/01/2021	1,645,000	1,689,172
3.45%, 09/15/2021	996,000	1,018,927
		2,708,099
Thrifts & Mortgage Finance - 1.18%
Flagstar Bancorp, Inc.
6.13%, 07/15/2021	1,333,000	1,392,697
TOTAL CORPORATE BONDS (Cost $36,907,714)		37,314,241

US GOVERNMENT & AGENCY ISSUES - 0.85%
U.S. Treasury Notes - 0.85%
1.50%, 09/30/2021	1,000,000	998,633
TOTAL US GOVERNMENT & AGENCY ISSUES (Cost $1,000,000)		998,633

SHORT TERM INVESTMENTS - 1.55%	Shares
Money Market Fund - 1.55%
First American Government Obligations Fund - Class X - 1.51% (e)	1,824,805	1,824,805
TOTAL SHORT TERM INVESTMENTS (Cost $1,824,805)		1,824,805

Total Investments (Cost $95,926,824) - 99.52%		117,104,852
Other Assets in Excess of Liabilities - 0.48%		566,611
TOTAL NET ASSETS - 100.00%		$117,671,463

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 2.43%, Canada: 2.18%, France: 1.82%, Japan: 0.43%
(c)	Variable or Floating rate security based on a reference index and spread. The rate listed is as of December 31, 2019.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate listed is as of December 31, 2019.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.26%
Capital Goods - 6.47%
Honeywell International, Inc.	5,000	$885,000
Lockheed Martin Corp.	3,000	1,168,140
Woodward, Inc.	4,500	532,980
		2,586,120
Diversified Financials - 8.45%
American Express Co.	13,500	1,680,615
Discover Financial Services	20,000	1,696,400
		3,377,015
Food, Beverage & Tobacco - 2.14%
Constellation Brands, Inc. - Class A	4,500	853,875
Health Care Equipment & Services - 8.63%
Guardant Health, Inc. (a)	10,900	851,726
Intuitive Surgical, Inc. (a)	2,800	1,655,220
Stryker Corp.	4,500	944,730
		3,451,676
Media & Entertainment - 4.02%
Alphabet, Inc. - Class A (a)	1,200	1,607,268
Pharmaceuticals, Biotechnology & Life Sciences - 7.89%
Ardelyx, Inc. (a)	75,000	562,875
Canopy Growth Corp. (a)(b)	15,000	316,350
Exact Sciences Corp. (a)	14,000	1,294,720
Portola Pharmaceuticals, Inc. (a)	41,000	979,080
		3,153,025
Retailing - 10.02%
Alibaba Group Holding Ltd. - ADR (a)(b)	6,500	1,378,650
Amazon.com, Inc. (a)	700	1,293,488
Booking Holdings, Inc. (a)	650	1,334,925
		4,007,063
Semiconductors & Semiconductor Equipment - 3.01%
Microchip Technology, Inc.	11,500	1,204,280
Software & Services - 47.63%
Adobe, Inc. (a)	5,100	1,682,031
Autodesk, Inc. (a)	9,150	1,678,659
Dassault Systemes SE - ADR (b)	9,000	1,480,590
Fiserv, Inc. (a)	12,000	1,387,560
FleetCor Technologies, Inc. (a)	5,050	1,452,986
Mastercard, Inc. - Class A	7,500	2,239,425
Microsoft Corp.	12,000	1,892,400
PayPal Holdings, Inc. (a)	15,500	1,676,635
Tyler Technologies, Inc. (a)	5,500	1,650,110
Visa, Inc. - Class A	11,950	2,245,405
WEX, Inc. (a)	7,900	1,654,734
		19,040,535
TOTAL COMMON STOCKS (Cost $24,426,842)		39,280,857

SHORT TERM INVESTMENTS - 2.10%
Money Market Fund - 2.10%
First American Government Obligations Fund - Class X - 1.51% (c)	839,235	839,235
TOTAL SHORT TERM INVESTMENTS (Cost $839,235)		839,235

Total Investments (Cost $25,266,077) - 100.36%		40,120,092
Liabilities in Excess of Other Assets - (0.36)%		(142,604)
TOTAL NET ASSETS - 100.00%		$39,977,488

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: France: 3.70%, Cayman Islands: 3.45%, Canada: 0.79%
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2019.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$76,967,173	$-	$-	$76,967,173
Corporate Bonds*	-	37,314,241	-	37,314,241
Government Securities & Agency Issues*	-	998,633	-	998,633
Money Market Funds	1,824,805	-	-	1,824,805
Total	$78,791,978	$38,312,874	$-	$117,104,852

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$39,280,857	$-	$-	$39,280,857
Money Market Funds	839,235	-	-	839,235
Total	$40,120,092	$-	$-	$40,120,092

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2019, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the schedules of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
                                         Thomas G. Plumb, President

Date   February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Thomas G. Plumb
                                           Thomas G. Plumb, President

Date    February 26, 2020

By (Signature and Title)*  /s/ Nathan Plumb
Nathan Plumb, Chief Financial Officer,
Wisconsin Capital Management

Date   February 26, 2020

* Print the name and title of each signing officer under his or her signature.